Financial Guarantees and Residual Value Guarantees (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Financial Guarantees and Residual Guarantees

	12.31.2020	12.31.2019
Financial guarantee of residual value	86.2	—
Accounts payable (i)	33.7	—
Financial guarantee	4.4	—
Additional provision (ii)	0.9	—

	125.2	—

Current portion	42.6	—
Non-current portion	82.6	—

(i)	Accounts payable related to agreements executed to settle residual value guarantees exercised by certain customers on respective maturity dates.

(ii)	Additional provision recorded as a result of losses incurred by the Company with the claim of financial guarantees by creditors of certain customers that defaulted in the fiscal year.

Activity on Financial Guarantees and Residual Guarantees
The movement on the financial guarantees and residual guarantees is shown below:

	Financial guarantee	Financial guarantee of residual value	Accounts payable	Additional provision	Total
At December 31, 2017	17.1	108.9	30.8	—	156.8

Interest Additions	—	—	1.5	—	1.5
Disposals	—	—	(17.2)	—	(17.2)
Market value	—	16.5	—	—	16.5
Guarantee amortization	(5.5)	—	—	—	(5.5)

At December 31, 2018	11.6	125.4	15.1	—	152.1

Interest Additions	—	—	0.6	—	0.6
Disposals	—	—	(15.7)	—	(15.7)
Market value	—	4.2	—	—	4.2
Guarantee amortization	(0.9)	—	—	—	(0.9)
Liabilities held for sale	(10.7)	(129.6)	—	—	(140.3)

At December 31, 2019	—	—	—	—	—

Additions	3.2	—	—	5.9	9.1
Disposals	—	—	—	(5.0)	(5.0)
Reclassifications	—	(33.7)	33.7	—	—
Market value	—	(9.7)	—	—	(9.7)
Guarantee amortization	(9.5)	—	—	—	(9.5)
Liabilities held for sale	10.7	129.6	—	—	140.3

At December 31, 2020	4.4	86.2	33.7	0.9	125.2